SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
 NOTE 18 - SUBSEQUENT EVENTS

(1)	On February 6, 2018, subsequent to the balance sheet date, TAT’s board of directors approved the grant of 3,893 options, at an exercise price of $11.1 per share, to senior executives.

(2)	On February 28, 2018, subsequent to the balance sheet date, TAT’s board of directors approved the grant of 50,000 options, at an exercise price of $10.74 per share, to senior executives.